Accrued Expenses and Other Current Liabilities (Details) - Schedule of salaries and social security insurance payables	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)
Schedule of Salaries and Social Security Insurance Payables [Abstract]
Salaries	¥ 47,390,831	$ 6,896,522	¥ 49,020,045
Social security insurance	7,179,828	1,044,840	7,732,161
Union Fee	617,838	89,911	707,067
Total	¥ 55,188,497	$ 8,031,273	¥ 57,459,273